Income and related expenses (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Interest expense on deposits	$ 3,876,544	$ 2,342,227	$ 1,723,839
Interest expenses on repurchases agreements, borrowings and financing	429,693	259,430	136,423
Other interest and similar expenses	272,443	233,202	176,663
Interest and other financial expenses	$ 4,578,680	$ 2,834,859	$ 2,036,925